Income Taxes - Schedule of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Increase due to Merger	$ 16,716
Increases (Decreases) related to current year tax positions	(1,859)
Balance at end of year	$ 14,857